PIMCO Emerging Markets Bond Fund Expense Example, No Redemption - PIMCO Emerging Markets Bond Fund	Oct. 01, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 528
Expense Example, No Redemption, 3 Years	849
Expense Example, No Redemption, 5 Years	1,193
Expense Example, No Redemption, 10 Years	2,162
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	234
Expense Example, No Redemption, 3 Years	721
Expense Example, No Redemption, 5 Years	1,235
Expense Example, No Redemption, 10 Years	$ 2,458